Cost and Fair Value of Investments (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
At start of year	$ 54,940
Additions	102,575	56,000
Disposals	(82,193)	(438)
Unrealized capital gain/(loss) - investments	861	(622)
At end of year	$ 76,183	$ 54,940